Note 18 - Non-Cash Transactions (Details) - Non-Cash Investing Activities ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2013 CNY (¥)
Non-Cash Investing Activities [Abstract]
Considerations payable in connection with acquisition of additional interests in subsidiaries	¥ 34,310	¥ 4,685
Considerations payable in connection with other investment				¥ 3,720
Subscription receivables from employee companies (Note 2(m) & Note 12)	¥ 268,829	¥ 257,491	$ 41,500